Long-Term Debt - Schedule of Future Principal Payments Under Borrowing Arrangement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 2,022
2016	4,378
2017	3,600
Long term debt	$ 10,000